Distribution Date: Oct 25, 2006
DISTRIBUTION PACKAGE
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
N/A
Aurora Loan Services Inc
October 25, 2006
September 29, 2006
September 01, 2006
Lehman Brothers Inc.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Date
25-Oct-06
Determination Date 18-Oct-06 Accrual Periods: Begin End
Record Date - X, P, R 29-Sep-06 Libor Certificates 9/25/2006 10/24/2006
Record Date - others 24-Oct-06 Others 9/1/2006 9/30/2006
Payment Detail:
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Amounts
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Recovered
Amount
Balance
A1 5.51000% $377,245,000.00 $377,245,000.00 $2,276,980.86 $1,732,183.29 $4,009,164.15 N/A N/A $374,968,019.14
A2 5.39000% $216,842,000.00 $216,842,000.00 $2,782,635.83 $973,981.98 $3,756,617.81 N/A N/A $214,059,364.17
A3 5.49000% $69,102,000.00 $69,102,000.00 $0.00 $316,141.65 $316,141.65 N/A N/A $69,102,000.00
A4 5.64000% $29,013,000.00 $29,013,000.00 $0.00 $136,361.10 $136,361.10 N/A N/A $29,013,000.00
M1 5.59000% $37,475,000.00 $37,475,000.00 $0.00 $174,571.04 $174,571.04 0.00 $0.00 $37,475,000.00
M2 5.66000% $27,998,000.00 $27,998,000.00 $0.00 $132,057.23 $132,057.23 0.00 $0.00 $27,998,000.00
M3 5.68000% $16,368,000.00 $16,368,000.00 $0.00 $77,475.20 $77,475.20 0.00 $0.00 $16,368,000.00
M4 5.74000% $14,214,000.00 $14,214,000.00 $0.00 $67,990.30 $67,990.30 0.00 $0.00 $14,214,000.00
M5 5.76000% $12,922,000.00 $12,922,000.00 $0.00 $62,025.60 $62,025.60 0.00 $0.00 $12,922,000.00
M6 5.80000% $10,769,000.00 $10,769,000.00 $0.00 $52,050.17 $52,050.17 0.00 $0.00 $10,769,000.00
M7 6.13000% $9,046,000.00 $9,046,000.00 $0.00 $46,209.98 $46,209.98 0.00 $0.00 $9,046,000.00
M8 6.63000% $6,030,000.00 $6,030,000.00 $0.00 $33,315.75 $33,315.75 0.00 $0.00 $6,030,000.00
M9 7.53579% $8,615,000.00 $8,615,000.00 $0.00 $55,136.00 $55,136.00 0.00 $0.00 $8,615,000.00
B 7.53579% $10,337,000.00 $10,337,000.00 $0.00 $67,448.93 $67,448.93 0.00 $0.00 $10,337,000.00
X N/A $15,507,143.84 $15,507,143.84 $0.00 $1,475,835.92 $1,475,835.92 N/A $0.00 $15,507,143.84
P N/A $100.00 $100.00 $0.00 $51,734.70 $51,734.70 N/A N/A $100.00
R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
LT-R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $861,483,243.84 $861,483,243.84 $5,059,616.69 $5,454,518.84 $10,514,135.53 $0.00 $0.00 $856,423,627.15
(1) Reflects the application of Net Funds Cap
Amounts Per 1,000:
Applied
Beginning
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
Index
Value
A1 055682AA6 $1,000.00000000 $6.03581455 $4.59166666 $0.00000000 $993.96418545 LIBOR 5.33000%
A2 055682AB4 $1,000.00000000 $12.83255011 $4.49166665 $0.00000000 $987.16744989 Swap Libor 5.33000%
A3 055682AC2 $1,000.00000000 $0.00000000 $4.57500000 $0.00000000 $1,000.00000000
A4 055682AD0 $1,000.00000000 $0.00000000 $4.70000000 $0.00000000 $1,000.00000000
M1 055682AE8 $1,000.00000000 $0.00000000 $4.65833329 $0.00000000 $1,000.00000000
M2 055682AF5 $1,000.00000000 $0.00000000 $4.71666655 $0.00000000 $1,000.00000000
M3 055682AG3 $1,000.00000000 $0.00000000 $4.73333333 $0.00000000 $1,000.00000000
M4 055682AH1 $1,000.00000000 $0.00000000 $4.78333333 $0.00000000 $1,000.00000000
M5 055682AJ7 $1,000.00000000 $0.00000000 $4.80000000 $0.00000000 $1,000.00000000
M6 055682AK4 $1,000.00000000 $0.00000000 $4.83333364 $0.00000000 $1,000.00000000
M7 055682AL2 $1,000.00000000 $0.00000000 $5.10833296 $0.00000000 $1,000.00000000
M8 055682AM0 $1,000.00000000 $0.00000000 $5.52500000 $0.00000000 $1,000.00000000
M9 055682AN8 $1,000.00000000 $0.00000000 $6.40000000 $0.00000000 $1,000.00000000
B 055682AP3 $1,000.00000000 $0.00000000 $6.52500048 $0.00000000 $1,000.00000000
BNC Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-1

Contact:
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Date
25-Oct-06
BNC Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-1
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Interest
A1 5.51000% $1,732,183.29 $0.00 $0.00 $0.00 $0.00 N/A $1,732,183.29 $0.00
A2 5.39000% $973,981.98 $0.00 $0.00 $0.00 $0.00 N/A $973,981.98 $0.00
A3 5.49000% $316,141.65 $0.00 $0.00 $0.00 $0.00 N/A $316,141.65 $0.00
A4 5.64000% $136,361.10 $0.00 $0.00 $0.00 $0.00 N/A $136,361.10 $0.00
M1 5.59000% $174,571.04 $0.00 $0.00 $0.00 $0.00 $0.00 $174,571.04 $0.00
M2 5.66000% $132,057.23 $0.00 $0.00 $0.00 $0.00 $0.00 $132,057.23 $0.00
M3 5.68000% $77,475.20 $0.00 $0.00 $0.00 $0.00 $0.00 $77,475.20 $0.00
M4 5.74000% $67,990.30 $0.00 $0.00 $0.00 $0.00 $0.00 $67,990.30 $0.00
M5 5.76000% $62,025.60 $0.00 $0.00 $0.00 $0.00 $0.00 $62,025.60 $0.00
M6 5.80000% $52,050.17 $0.00 $0.00 $0.00 $0.00 $0.00 $52,050.17 $0.00
M7 6.13000% $46,209.98 $0.00 $0.00 $0.00 $0.00 $0.00 $46,209.98 $0.00
M8 6.63000% $33,315.75 $0.00 $0.00 $0.00 $0.00 $0.00 $33,315.75 $0.00
M9 7.68000% $54,100.68 $0.00 $1,035.32 $1,035.32 $0.00 $0.00 $55,136.00 $0.00
B 7.83000% $64,914.54 $0.00 $2,534.39 $2,534.39 $0.00 $0.00 $67,448.93 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon (subject to Net Funds Cap)
(2) Includes Deferred Amounts Paid below (Deferred Amounts = unpaid / unrecovered Applied Loss Amounts)
Applied Loss Detail:
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
M1 $0.00 $0.00 $0.00 $0.00 $0.00
M2 $0.00 $0.00 $0.00 $0.00 $0.00
M3 $0.00 $0.00 $0.00 $0.00 $0.00
M4 $0.00 $0.00 $0.00 $0.00 $0.00
M5 $0.00 $0.00 $0.00 $0.00 $0.00
M6 $0.00 $0.00 $0.00 $0.00 $0.00
M7 $0.00 $0.00 $0.00 $0.00 $0.00
M8 $0.00 $0.00 $0.00 $0.00 $0.00
M9 $0.00 $0.00 $0.00 $0.00 $0.00
B $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Date
25-Oct-06
BNC Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-1
Supplemental Interest Trust (Swap Account):
Basis Risk Account:
Begininning Balance 1,000.00 Beginning Balance 1,000.00
Deposit: Investment Income 0.00 Deposit: Investment Income 0.00
Deposit: Net Counterparty Payment 0.00 Deposit : required deposit from waterfall 3,569.71
Deposit: Counterparty Termination Payment 0.00 Withdrawal: for Basis Risk shortfalls 3,569.71
Deposits: remaining amounts from Waterfall 1,475,835.92 Withdrawal: to the Swap Account 0.00
Deposits: excess funds from Basis Risk Reserve Fund 0.00 Ending Balance 1,000.00
Deposit / Withdrawal : Net Trust Payment to Counterparty 0.00
Deposit / Withdrawal : Trust Termination Payment to Counterparty 0.00
Miscellaneous:
Withdrawal : to pay interest on certificates 0.00 Cumulative Recoveries 0.00
Withdrawal : to Principal Remittance, Net Realized Losses 0.00 Funds Shortfall 0.00
Withdrawal : to pay Deferred Amounts 0.00 FPD Premiums 0.00
Withdrawal : to pay Basis Risk Shortfalls 0.00 A) Advances required to be made by Servicer 4,824,770.54
Withdrawal : to X, remaining amounts 1,475,835.92 B) Advances actually made by Servicer 4,824,770.54
Ending Balance 1,000.00 C) Excess of A over B 0.00
Swap Notional Balance 0.00
Reconciliation:
Swap Payment made by the swap provider to the trust 0.00 Available funds (A):
Swap Payment made by the trust to the swap provider 0.00 Servicer remittance 10,521,314.56
Net Funds from Basis Risk account 0.00
Supplemental Interest Trust (Interest Rate Cap Account):
Swap Payments to Trust from Swap Counterparty 0.00
Begininning Balance 1,000.00 10,521,314.56
Deposit into Cap Account: 0.00
Withdrawal : to pay interest on certificates 0.00 Distributions (B):
Withdrawal : to Principal Remittance, Net Realized Losses 0.00 Credit Risk Manager's Fee 7,179.03
Withdrawal : to pay Deferred Amounts 0.00 Payments to Counterparty from Swap Trust 0.00
Withdrawal : to pay Basis Risk Shortfalls 0.00 Total interest distributed 5,454,518.84
Withdrawal : to X, remaining amounts 0.00 Total principal distributed 5,059,616.69
Ending Balance 1,000.00 10,521,314.56
(A) - (B): 0.00
ACCOUNT ACTIVITY

Contact:
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Date
25-Oct-06
BNC Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-1
Trigger Event:
Overcollateralization:
Relevant information: Ending Overcollateralization Amount 15,507,243.84
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Target Overcollateralization Amount 15,507,243.84
B) Ending Collateral Balance 856,423,627.15 Ending Overcollateralization deficiency amount 0.00
C) Current Delinquency Rate (A/B) 0.000% Overcollateralization release amount 0.00
D) Rolling Three Month Delinquency % 0.000%
E) Applicable Delinq Limit % (40.65% of Snr Enh %) 8.035%
F) Cumulative Realized Losses 0.00
Excess interest distributions:
G) Original Collateral Balance 861,483,243.84 Excess available interest (includes OC release) (A): 1,479,405.63
H) Cumulative Loss % ( G / H) 0.000%
I) Applicable Cumulative Loss Limit % (not applicable until 10/2008) N/A 1) as additional principal to certificates 0.00
2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
A Trigger Event will occur if either (1) or (2) is True: 3) Basis Risk Payments 3,569.71
1) Rolling Three Month Delinq % >= Limit ( D > = E ) NO 4) To Class P 0.00
2) Cumultive Loss % exceeds applicable limit % ( H > I ) NO 5) to Swap Account 1,475,835.92
NO
6) Remaining Amounts to LT-R 0.00
(B): 1,479,405.63
Stepdown Date:
Relevant information:
(A)-(B): 0.00
Senior Enhancement Percentage 19.766%
Senior Enhancement Percentage for purposes of Stepdown 19.766%
The later to occur of:
1) First payment date when Seniors are reduced to zero.
NO
2) later of (x) October 2009 NO
(y) Date when Senior Enhancement % >= 39.30%.
NO
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Oct 25, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
861,483,243.84
5,059,616.69
0.00
856,423,627.15
295,160.35
4,697,260.18
67,196.16
0.00
0.00
5,059,616.69
5,914,359.58
504,396.41
0.00
0.00
0.00
0.00
0.00
5,409,963.17
51,734.70
0.00
10,521,314.56
3,882
3,864
0.9941268542
8.23839%
7.53579%
13.00442%
0.00
0.00
0.00
0.00
1,547,917.16
5
0
0.00
0.00
358,951.87
145,444.54
0.00
0.00
0.00
0.00
469,501,968.21
2,276,980.86
0.00
467,224,987.35
174,842.16
2,053,353.08
48,785.62
0.00
0.00
2,276,980.86
3,218,352.73
286,150.00
0.00
0.00
0.00
0.00
0.00
2,932,202.73
25,146.70
0.00
5,234,330.29
2,505
2,494
0.9951502208
8.22579%
7.49442%
12.92844%
0.00
0.00
0.00
0.00
825,417.16
4
0
0.00
0.00
195,626.28
90,523.72
0.00
0.00
0.00
0.00
391,981,275.63
2,782,635.83
0.00
389,198,639.80
120,318.19
2,643,907.10
18,410.54
0.00
0.00
2,782,635.83
2,696,006.85
218,246.41
0.00
0.00
0.00
0.00
0.00
2,477,760.44
26,588.00
0.00
5,286,984.27
1,377
1,370
0.9929011001
8.25348%
7.58534%
13.09542%
0.00
0.00
0.00
0.00
722,500.00
1
0
0.00
0.00
163,325.59
54,920.82
0.00
0.00
0.00
0.00

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
855 53,208,314.60 6.21% 649 38,377,897.16 8.21% 206 14,830,417.44 3.81%
100K to 199.99K
1,188 179,082,047.71 20.91% 828 125,822,253.82 26.93% 360 53,259,793.89 13.68%
200K to 299.99K
838 209,662,939.98 24.48% 587 147,000,163.12 31.46% 251 62,662,776.86 16.10%
300K to 399.99K
539 187,102,844.21 21.85% 365 126,950,533.11 27.17% 174 60,152,311.10 15.46%
400K to 499.99K
244 108,944,382.58 12.72% 55 23,604,687.21 5.05% 189 85,339,695.37 21.93%
500K to 599.99K
145 78,806,203.83 9.20% 9 4,836,652.99 1.04% 136 73,969,550.84 19.01%
600K to 699.99K
33 21,313,098.97 2.49% 1 632,799.94 0.14% 32 20,680,299.03 5.31%
700K to 799.99K
14 10,395,837.65 1.21% 0 0.00 0.00% 14 10,395,837.65 2.67%
800K to 899.99K
5 4,118,694.27 0.48% 0 0.00 0.00% 5 4,118,694.27 1.06%
900K to 999.99K
1 920,000.00 0.11% 0 0.00 0.00% 1 920,000.00 0.24%
1100K to 1199.99K
1 1,190,000.00 0.14% 0 0.00 0.00% 1 1,190,000.00 0.31%
1600K to 1699.99K
1 1,679,263.35 0.20% 0 0.00 0.00% 1 1,679,263.35 0.43%
Total
3,864
856,423,627.15
100.00%
2,494
467,224,987.35
100.00%
1,370
389,198,639.80
100.00%
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
160.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1100K to 1199.99K 1600K to 1699.99K
Balance

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
5.50% - 5.99%
21 6,107,673.02 0.71% 17 4,618,189.33 0.99% 4 1,489,483.69 0.38%
6.00% - 6.49%
38 12,320,075.47 1.44% 26 6,868,749.35 1.47% 12 5,451,326.12 1.40%
6.50% - 6.99%
345 103,391,498.74 12.07% 196 48,375,353.77 10.35% 149 55,016,144.97 14.14%
7.00% - 7.49%
426 115,151,642.36 13.45% 263 60,382,887.51 12.92% 163 54,768,754.85 14.07%
7.50% - 7.99%
728 195,820,580.19 22.86% 464 106,714,406.68 22.84% 264 89,106,173.51 22.89%
8.00% - 8.49%
468 109,014,051.86 12.73% 328 67,288,430.18 14.40% 140 41,725,621.68 10.72%
8.50% - 8.99%
567 133,591,046.86 15.60% 403 82,103,174.35 17.57% 164 51,487,872.51 13.23%
9.00% - 9.49%
326 69,073,405.96 8.07% 238 43,649,662.30 9.34% 88 25,423,743.66 6.53%
9.50% - 9.99%
242 45,892,596.43 5.36% 116 18,089,455.85 3.87% 126 27,803,140.58 7.14%
10.00% - 10.49%
147 20,252,403.89 2.36% 74 8,076,975.82 1.73% 73 12,175,428.07 3.13%
10.50% - 10.99%
144 17,296,119.95 2.02% 70 5,382,741.92 1.15% 74 11,913,378.03 3.06%
11.00% - 11.49%
105 8,749,193.12 1.02% 61 3,316,890.86 0.71% 44 5,432,302.26 1.40%
11.50% - 11.99%
172 12,003,895.74 1.40% 121 6,450,729.27 1.38% 51 5,553,166.47 1.43%
12.00% - 12.49%
100 5,705,493.45 0.67% 88 4,461,301.02 0.95% 12 1,244,192.43 0.32%
12.50% - 12.99%
35 2,053,950.11 0.24% 29 1,446,039.14 0.31% 6 607,910.97 0.16%
Total
3,864
856,423,627.15
100.00%
2,494
467,224,987.35
100.00%
1,370
389,198,639.80
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.22%
Group 2 Weighted Average Rate: 8.25%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
4.00% - 4.99%
364 108,082,659.20 16.16% 231 51,882,483.45 14.30% 133 56,200,175.75 18.37%
5.00% - 5.99%
1,342 342,033,871.82 51.14% 912 199,385,051.01 54.94% 430 142,648,820.81 46.64%
6.00% - 6.99%
901 218,677,339.58 32.70% 537 111,649,506.47 30.76% 364 107,027,833.11 34.99%
Total
2,607
668,793,870.60
100.00%
1,680
362,917,040.93
100.00%
927
305,876,829.67
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 5.79%
Group 2 Weighted Average Margin: 5.78%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
5.00% - 5.99%
21 6,107,673.02 0.91% 17 4,618,189.33 1.27% 4 1,489,483.69 0.49%
6.00% - 6.99%
232 74,220,877.05 11.10% 144 35,787,066.24 9.86% 88 38,433,810.81 12.57%
7.00% - 7.99%
848 241,014,937.09 36.04% 551 128,269,494.38 35.34% 297 112,745,442.71 36.86%
8.00% - 8.99%
854 209,572,975.03 31.34% 611 128,332,565.09 35.36% 243 81,240,409.94 26.56%
9.00% - 9.99%
481 106,418,643.43 15.91% 299 56,302,592.99 15.51% 182 50,116,050.44 16.38%
10.00% - 10.99%
145 27,208,368.93 4.07% 50 8,477,528.25 2.34% 95 18,730,840.68 6.12%
11.00% - 11.99%
21 3,762,107.72 0.56% 5 869,694.64 0.24% 16 2,892,413.08 0.95%
12.00% - 12.99%
5 488,288.33 0.07% 3 259,910.01 0.07% 2 228,378.32 0.07%
Total
2,607
668,793,870.60
100.00%
1,680
362,917,040.93
100.00%
927
305,876,829.67
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 8.16%
Group 2 Weighted Average Lifetime Rate Floor: 8.26%

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
12.00% - 12.99%
21 6,107,673.02 0.91% 17 4,618,189.33 1.27% 4 1,489,483.69 0.49%
13.00% - 13.99%
232 74,220,877.05 11.10% 144 35,787,066.24 9.86% 88 38,433,810.81 12.57%
14.00% - 14.99%
848 241,014,937.09 36.04% 551 128,269,494.38 35.34% 297 112,745,442.71 36.86%
15.00% - 15.99%
854 209,572,975.03 31.34% 611 128,332,565.09 35.36% 243 81,240,409.94 26.56%
16.00% - 16.99%
481 106,418,643.43 15.91% 299 56,302,592.99 15.51% 182 50,116,050.44 16.38%
17.00% - 17.99%
145 27,208,368.93 4.07% 50 8,477,528.25 2.34% 95 18,730,840.68 6.12%
18.00% - 18.99%
21 3,762,107.72 0.56% 5 869,694.64 0.24% 16 2,892,413.08 0.95%
19.00% - 19.99%
5 488,288.33 0.07% 3 259,910.01 0.07% 2 228,378.32 0.07%
Total
2,607
668,793,870.60
100.00%
1,680
362,917,040.93
100.00%
927
305,876,829.67
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 15.16%
Group 2 Weighted Average Lifetime Rate Ceiling: 15.26%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
2,607 668,793,870.60 100.00% 1,680 362,917,040.93 100.00% 927 305,876,829.67 100.00%
Total
2,607
668,793,870.60
100.00%
1,680
362,917,040.93
100.00%
927
305,876,829.67
100.00%
Frequency of Interest Rate Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
2,607 668,793,870.60 100.00% 1,680 362,917,040.93 100.00% 927 305,876,829.67 100.00%
Total
2,607
668,793,870.60
100.00%
1,680
362,917,040.93
100.00%
927
305,876,829.67
100.00%
Frequency of Payment Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6 Month LIBOR
2,607 668,793,870.60 100.00% 1,680 362,917,040.93 100.00% 927 305,876,829.67 100.00%
Total
2,607
668,793,870.60
100.00%
1,680
362,917,040.93
100.00%
927
305,876,829.67
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2 Units
235 60,362,140.68 7.05% 146 33,582,732.31 7.19% 89 26,779,408.37 6.88%
3 Units
25 8,633,880.76 1.01% 17 5,229,920.69 1.12% 8 3,403,960.07 0.87%
4 Units
11 3,905,794.09 0.46% 8 3,222,637.55 0.69% 3 683,156.54 0.18%
Condominium
279 49,816,751.14 5.82% 196 29,277,057.50 6.27% 83 20,539,693.64 5.28%
Planned Unit Development
478 115,306,711.70 13.46% 285 55,946,112.47 11.97% 193 59,360,599.23 15.25%
Single Family
2,836 618,398,348.78 72.21% 1,842 339,966,526.83 72.76% 994 278,431,821.95 71.54%
Total
3,864
856,423,627.15
100.00%
2,494
467,224,987.35
100.00%
1,370
389,198,639.80
100.00%
Property Type
Type

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2006
3,864 856,423,627.15 100.00% 2,494 467,224,987.35 100.00% 1,370 389,198,639.80 100.00%
Total
3,864
856,423,627.15
100.00%
2,494
467,224,987.35
100.00%
1,370
389,198,639.80
100.00%
Year of First Payment Date
Year
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
10.00%-14.99%
2 75,913.90 0.01% 1 49,948.56 0.01% 1 25,965.34 0.01%
15.00%-19.99%
13 811,319.94 0.09% 10 576,572.58 0.12% 3 234,747.36 0.06%
20.00%-24.99%
513 33,152,751.51 3.87% 387 19,480,377.67 4.17% 126 13,672,373.84 3.51%
25.00%-29.99%
13 1,599,345.38 0.19% 11 1,184,009.90 0.25% 2 415,335.48 0.11%
30.00%-34.99%
18 2,253,853.47 0.26% 12 1,408,472.53 0.30% 6 845,380.94 0.22%
35.00%-39.99%
22 3,009,576.45 0.35% 17 2,551,162.63 0.55% 5 458,413.82 0.12%
40.00%-44.99%
30 5,016,956.42 0.59% 23 4,168,570.52 0.89% 7 848,385.90 0.22%
45.00%-49.99%
47 7,381,917.43 0.86% 41 6,629,199.28 1.42% 6 752,718.15 0.19%
50.00%-54.99%
66 12,708,399.29 1.48% 48 9,594,562.91 2.05% 18 3,113,836.38 0.80%
55.00%-59.99%
74 16,451,061.96 1.92% 55 12,608,612.77 2.70% 19 3,842,449.19 0.99%
60.00%-64.99%
117 25,697,227.13 3.00% 77 16,717,315.59 3.58% 40 8,979,911.54 2.31%
65.00%-69.99%
154 35,669,279.74 4.16% 109 24,668,216.81 5.28% 45 11,001,062.93 2.83%
70.00%-74.99%
194 44,900,629.89 5.24% 133 29,476,348.58 6.31% 61 15,424,281.31 3.96%
75.00%-79.99%
277 67,542,938.58 7.89% 176 40,987,850.23 8.77% 101 26,555,088.35 6.82%
80.00%-84.99%
1,099 279,370,719.62 32.62% 574 120,187,384.14 25.72% 525 159,183,335.48 40.90%
85.00%-89.99%
427 103,242,262.72 12.06% 303 64,484,011.23 13.80% 124 38,758,251.49 9.96%
90.00%-94.99%
489 133,430,604.01 15.58% 334 73,363,634.15 15.70% 155 60,066,969.86 15.43%
95.00%-99.99%
193 52,303,809.97 6.11% 134 30,194,867.63 6.46% 59 22,108,942.34 5.68%
100.0%-105.0%
115 31,760,136.59 3.71% 48 8,848,946.49 1.89% 67 22,911,190.10 5.89%
5.00%- 9.99%
1 44,923.15 0.01% 1 44,923.15 0.01% 0 0.00 0.00%
Total
3,864
856,423,627.15
100.00%
2,494
467,224,987.35
100.00%
1,370
389,198,639.80
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 77
Group 2 Weighted Average LTV: 80
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
37 4,055,754.02 0.47% 19 2,278,480.25 0.49% 18 1,777,273.77 0.46%
217 - 240
23 2,764,811.57 0.32% 16 1,688,372.05 0.36% 7 1,076,439.52 0.28%
337 - 360
2,566 522,160,646.76 60.97% 1,596 262,434,270.96 56.17% 970 259,726,375.80 66.73%
457 - 480
1,238 327,442,414.80 38.23% 863 200,823,864.09 42.98% 375 126,618,550.71 32.53%
Total
3,864
856,423,627.15
100.00%
2,494
467,224,987.35
100.00%
1,370
389,198,639.80
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 408
Group 2 Weighted Average Remaining Amortization Months: 396

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
539 36,559,567.75 4.27% 397 21,349,153.53 4.57% 142 15,210,414.22 3.91%
217 - 240
23 2,764,811.57 0.32% 16 1,688,372.05 0.36% 7 1,076,439.52 0.28%
337 - 360
3,302 817,099,247.83 95.41% 2,081 444,187,461.77 95.07% 1,221 372,911,786.06 95.82%
Total
3,864
856,423,627.15
100.00%
2,494
467,224,987.35
100.00%
1,370
389,198,639.80
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 349
Group 2 Weighted Average Remaining Months: 351
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
37 4,055,754.02 0.47% 19 2,278,480.25 0.49% 18 1,777,273.77 0.46%
217 - 240
23 2,764,811.57 0.32% 16 1,688,372.05 0.36% 7 1,076,439.52 0.28%
337 - 360
2,566 522,160,646.76 60.97% 1,596 262,434,270.96 56.17% 970 259,726,375.80 66.73%
457 - 480
1,238 327,442,414.80 38.23% 863 200,823,864.09 42.98% 375 126,618,550.71 32.53%
Total
3,864
856,423,627.15
100.00%
2,494
467,224,987.35
100.00%
1,370
389,198,639.80
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 410
Group 2 Weighted Average Original Amortization Months: 398
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
539 36,559,567.75 4.27% 397 21,349,153.53 4.57% 142 15,210,414.22 3.91%
217 - 240
23 2,764,811.57 0.32% 16 1,688,372.05 0.36% 7 1,076,439.52 0.28%
337 - 360
3,302 817,099,247.83 95.41% 2,081 444,187,461.77 95.07% 1,221 372,911,786.06 95.82%
Total
3,864
856,423,627.15
100.00%
2,494
467,224,987.35
100.00%
1,370
389,198,639.80
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 351
Group 2 Weighted Average Original Remaining Months: 353

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALASKA
14 2,752,545.39 0.32% 13 2,513,167.13 0.54% 1 239,378.26 0.06%
ARIZONA
284 49,999,589.27 5.84% 195 31,145,859.38 6.67% 89 18,853,729.89 4.84%
ARKANSAS
4 205,065.03 0.02% 3 158,780.76 0.03% 1 46,284.27 0.01%
CALIFORNIA
1,156 349,629,533.56 40.82% 662 163,696,721.03 35.04% 494 185,932,812.53 47.77%
COLORADO
32 5,523,078.76 0.64% 27 4,215,518.04 0.90% 5 1,307,560.72 0.34%
CONNECTICUT
51 8,043,866.47 0.94% 34 4,915,974.48 1.05% 17 3,127,891.99 0.80%
DELAWARE
7 1,539,959.33 0.18% 7 1,539,959.33 0.33% 0 0.00 0.00%
DISTRICT OF COLUMBIA
19 4,991,534.88 0.58% 10 1,935,109.54 0.41% 9 3,056,425.34 0.79%
FLORIDA
354 64,360,142.42 7.51% 232 37,961,632.95 8.12% 122 26,398,509.47 6.78%
GEORGIA
54 7,263,953.12 0.85% 42 5,506,778.42 1.18% 12 1,757,174.70 0.45%
HAWAII
57 19,064,610.64 2.23% 32 9,223,398.21 1.97% 25 9,841,212.43 2.53%
IDAHO
14 2,181,727.27 0.25% 9 1,319,855.57 0.28% 5 861,871.70 0.22%
ILLINOIS
338 63,096,163.37 7.37% 241 39,699,411.93 8.50% 97 23,396,751.44 6.01%
INDIANA
30 2,665,446.79 0.31% 24 2,144,006.46 0.46% 6 521,440.33 0.13%
IOWA
5 262,510.62 0.03% 3 178,588.12 0.04% 2 83,922.50 0.02%
KANSAS
6 1,096,660.75 0.13% 4 590,777.63 0.13% 2 505,883.12 0.13%
KENTUCKY
6 579,694.04 0.07% 5 524,748.09 0.11% 1 54,945.95 0.01%
LOUISIANA
4 471,127.79 0.06% 3 304,785.46 0.07% 1 166,342.33 0.04%
MAINE
3 317,869.90 0.04% 3 317,869.90 0.07% 0 0.00 0.00%
MARYLAND
149 34,755,149.77 4.06% 101 21,007,513.00 4.50% 48 13,747,636.77 3.53%
MASSACHUSETTS
14 3,499,326.67 0.41% 9 1,963,017.17 0.42% 5 1,536,309.50 0.39%
MICHIGAN
114 13,182,884.34 1.54% 82 9,003,569.43 1.93% 32 4,179,314.91 1.07%
MINNESOTA
76 12,809,687.14 1.50% 65 9,987,398.09 2.14% 11 2,822,289.05 0.73%
MISSISSIPPI
2 468,940.15 0.05% 0 0.00 0.00% 2 468,940.15 0.12%
MISSOURI
40 4,230,795.42 0.49% 24 2,193,043.15 0.47% 16 2,037,752.27 0.52%
MONTANA
4 814,239.95 0.10% 2 309,489.64 0.07% 2 504,750.31 0.13%
NEBRASKA
1 151,964.37 0.02% 1 151,964.37 0.03% 0 0.00 0.00%
NEVADA
86 17,675,062.26 2.06% 58 10,527,558.11 2.25% 28 7,147,504.15 1.84%
NEW HAMPSHIRE
2 635,798.06 0.07% 2 635,798.06 0.14% 0 0.00 0.00%
NEW JERSEY
129 34,504,813.24 4.03% 82 19,624,455.12 4.20% 47 14,880,358.12 3.82%
NEW MEXICO
17 2,060,556.50 0.24% 13 1,676,979.44 0.36% 4 383,577.06 0.10%
NEW YORK
176 53,593,743.29 6.26% 86 23,645,889.22 5.06% 90 29,947,854.07 7.69%
NORTH CAROLINA
18 2,366,246.22 0.28% 14 1,599,332.03 0.34% 4 766,914.19 0.20%
OHIO
64 6,881,150.47 0.80% 42 4,273,807.12 0.91% 22 2,607,343.35 0.67%
OKLAHOMA
8 458,839.26 0.05% 4 215,091.69 0.05% 4 243,747.57 0.06%
OREGON
66 12,355,756.59 1.44% 48 7,934,391.27 1.70% 18 4,421,365.32 1.14%
PENNSYLVANIA
92 11,226,378.51 1.31% 54 6,593,465.12 1.41% 38 4,632,913.39 1.19%
RHODE ISLAND
10 1,602,462.70 0.19% 6 784,447.64 0.17% 4 818,015.06 0.21%
SOUTH CAROLINA
8 1,480,956.15 0.17% 3 274,230.19 0.06% 5 1,206,725.96 0.31%
SOUTH DAKOTA
2 181,700.31 0.02% 0 0.00 0.00% 2 181,700.31 0.05%
TENNESSEE
22 2,227,253.99 0.26% 16 1,509,389.30 0.32% 6 717,864.69 0.18%
TEXAS
46 5,034,426.15 0.59% 27 2,351,613.24 0.50% 19 2,682,812.91 0.69%
UTAH
78 11,600,914.98 1.35% 57 6,943,513.96 1.49% 21 4,657,401.02 1.20%
VIRGINIA
48 9,677,921.33 1.13% 36 6,627,885.73 1.42% 12 3,050,035.60 0.78%
WASHINGTON
98 21,358,936.18 2.49% 73 14,304,991.67 3.06% 25 7,053,944.51 1.81%
WEST VIRGINIA
5 533,953.40 0.06% 5 533,953.40 0.11% 0 0.00 0.00%
WISCONSIN
46 6,221,792.74 0.73% 31 4,014,803.41 0.86% 15 2,206,989.33 0.57%
WYOMING
5 786,897.61 0.09% 4 644,454.35 0.14% 1 142,443.26 0.04%
Total
3,864
856,423,627.15
100.00%
2,494
467,224,987.35
100.00%
1,370
389,198,639.80
100.00%
Geographic Distribution by State
State

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
0
5
10
15
20
25
30
35
40
CALIFORNIA
ILLINOIS
FLORIDA
ARIZONA
NEW YORK
MARYLAND
NEW JERSEY
WASHINGTON
NEVADA
MINNESOTA
HAWAII
MICHIGAN
OREGON
UTAH
VIRGINIA
PENNSYLVANIA
GEORGIA
CONNECTICUT
OHIO
COLORADO
WISCONSIN
ALASKA
TEXAS
MISSOURI
INDIANA
MASSACHUSETTS
DISTRICT OF
COLUMBIA
NEW MEXICO
NORTH CAROLINA
DELAWARE
TENNESSEE
IDAHO
RHODE ISLAND
WYOMING
NEW HAMPSHIRE
KANSAS
WEST VIRGINIA
KENTUCKY
MAINE
MONTANA
LOUISIANA
SOUTH CAROLINA
OKLAHOMA
IOWA
ARKANSAS
NEBRASKA
%
Collateral Balance Distribution by State
GROUP 1
0
10
20
30
40
50
CALIFORNIA
NEW YORK
FLORIDA
ILLINOIS
ARIZONA
NEW JERSEY
MARYLAND
HAWAII
NEVADA
WASHINGTON
UTAH
PENNSYLVANIA
OREGON
MICHIGAN
CONNECTICUT
DISTRICT OF
COLUMBIA
VIRGINIA
MINNESOTA
TEXAS
OHIO
WISCONSIN
MISSOURI
GEORGIA
MASSACHUSETTS
COLORADO
SOUTH CAROLINA
IDAHO
RHODE ISLAND
NORTH CAROLINA
TENNESSEE
INDIANA
KANSAS
MONTANA
MISSISSIPPI
NEW MEXICO
OKLAHOMA
ALASKA
SOUTH DAKOTA
LOUISIANA
WYOMING
IOWA
KENTUCKY
ARKANSAS
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Oct 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
3,863
856,049,682.72
99.96%
0.00
1
373,944.43
0.04%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,864
856,423,627.15
0.00
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
3,863
856,049,682.72
99.96%
0.00
1
373,944.43
0.04%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,864
856,423,627.15
100.00%
0.00
All Groups
Current
30 - 59
days
Current 100.0%
30 - 59 days 0.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,494
467,224,987.35
100.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,494
467,224,987.35
0.00
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,494
467,224,987.35
100.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,494
467,224,987.35
100.00%
0.00
Group 1
Current
Current 100.0%
30 - 59 days 0.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Oct 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
1,369
388,824,695.37
99.90%
0.00
1
373,944.43
0.10%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,370
389,198,639.80
0.00
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
1,369
388,824,695.37
99.90%
0.00
1
373,944.43
0.10%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,370
389,198,639.80
100.00%
0.00
Group 2
Current
30 - 59 days
Current 99.9%
30 - 59 days 0.1%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Oct 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
1 373,944.43 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
1
373,944.43
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
1
373,944.43
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
1
373,944.43
100.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
1 373,944.43 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
1
373,944.43
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
1
373,944.43
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
1
373,944.43
100.00%
Group 2
0.00
0.00
0.00
0.00
100.00
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
0.00
0.00
0.00
0.00
100.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Oct 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
October 2006
Count
Balance ($)
30 - 59 days
1 373,944.43
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
6
Balance ($)
30 - 59 days

Distribution Date: Oct 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
October 2006
Count
Balance ($)
30 - 59 days
1 373,944.43
Group 2
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
6
Balance ($)
30 - 59 days

Distribution Date: Oct 25, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Group 1
Group 2
Total
Current
5.24%
2,102,138.70
7.85%
2,662,317.64
6.44%
4,764,456.34
Life CPR
5.24% 7.85% 6.44%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10
/1
/2
00
6
Group 1
Group 2
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
6
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10
/1
/2
00
6
Group 1
Group 2
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
6
Group 1
Group 2
Total
Amount ($)

Distribution Date: Oct 25, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Oct 25, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Oct 25, 2006
REO LOAN DETAIL REPORT
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Oct 25, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
11 2,055,076.00 2,053,353.08 0.00 469,501,968.21
GROUP 2
7 2,644,780.00 2,643,907.10 0.00 391,981,275.63
TOTAL:
18
4,699,856.00
4,697,260.18
0.00
0.44%
99.56%
1
0.67%
99.33%
2
Prepayment Liquidation Beginning Balance
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121822266 254,963.00 254,830.54 254,697.06 0.00 0.00 0.00 Voluntary PIF
09/30/2006
133.48 9.240%
0.00
121827307 265,000.00 264,893.23 264,785.85 0.00 0.00 0.00 Voluntary PIF
09/30/2006
107.38 6.800%
7,204.37
121872451 72,070.00 72,027.62 72,006.11 0.00 0.00 0.00 Voluntary PIF
09/30/2006
21.51 11.900%
0.00
121836829 285,803.00 285,803.00 285,803.00 0.00 0.00 0.00 Voluntary PIF
09/30/2006
0.00 7.600%
8,688.41
121870869 135,000.00 134,790.53 134,686.00 0.00 0.00 0.00 Voluntary PIF
09/30/2006
104.53 7.350%
3,965.21
121874234 140,000.00 139,930.40 139,860.25 0.00 0.00 0.00 Voluntary PIF
09/30/2006
70.15 9.450%
5,288.71
121822282 63,740.00 63,718.94 63,697.68 0.00 0.00 0.00 Voluntary PIF
09/30/2006
21.26 11.350%
0.00
121840896 220,000.00 219,874.73 219,748.54 0.00 0.00 0.00 Voluntary PIF
09/30/2006
126.19 8.800%
0.00
121842603 295,000.00 294,809.95 294,618.60 0.00 0.00 0.00 Voluntary PIF
09/30/2006
191.35 8.200%
0.00
121849475 237,500.00 237,500.00 237,500.00 0.00 0.00 0.00 Voluntary PIF
09/30/2006
0.00 9.650%
0.00
121859987 86,000.00 85,975.12 85,949.99 0.00 0.00 0.00 Voluntary PIF
09/30/2006
25.13 11.950%
0.00
Total:
11
2,055,076.00
2,054,154.06
800.98
2,053,353.08
0.00
0.00
0.00
25,146.70
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121859979 344,000.00 343,930.76 343,860.99 0.00 0.00 0.00 Voluntary PIF
09/30/2006
69.77 9.200%
0.00
121868061 722,500.00 722,500.00 722,500.00 0.00 0.00 0.00 Voluntary PIF
09/30/2006
0.00 9.200%
26,588.00
121837876 252,000.00 251,858.72 251,716.40 0.00 0.00 0.00 Voluntary PIF
09/30/2006
142.32 8.875%
0.00
121850077 320,000.00 319,847.81 319,770.89 0.00 0.00 0.00 Voluntary PIF
09/30/2006
76.92 8.650%
0.00
121854061 53,000.00 52,967.06 52,950.35 0.00 0.00 0.00 Voluntary PIF
09/30/2006
16.71 11.650%
0.00
121872444 288,280.00 288,166.09 288,108.47 0.00 0.00 0.00 Voluntary PIF
09/30/2006
57.62 9.275%
0.00
121824098 665,000.00 665,000.00 665,000.00 0.00 0.00 0.00 Voluntary PIF
09/30/2006
0.00 8.650%
0.00

Distribution Date: Oct 25, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Total:
7
2,644,780.00
2,644,270.44
363.34
2,643,907.10
0.00
0.00
0.00
26,588.00

Distribution Date: Oct 25, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Oct 25, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
BNC Mortgage Loan Trust 2006-1, Mortgage Pass-Through Certificates, Series 2006-1
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #